Segment Information - Schedule of Revenue by Geographical Area (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Segment Reporting Information [Line Items]
Revenue by geographical area	$ 2,638,840	$ 2,612,597
Percentage, revenue by geographical area	100.00%	100.00%
Total long-lived assets	$ 218,787		$ 283,021
Hong Kong [Member]
Segment Reporting Information [Line Items]
Revenue by geographical area	$ 2,243,376	$ 2,041,624
Percentage, revenue by geographical area	85.00%	78.10%
Total long-lived assets	$ 207,405		257,688
Singapore [Member]
Segment Reporting Information [Line Items]
Revenue by geographical area	$ 395,464	$ 570,973
Percentage, revenue by geographical area	15.00%	21.90%
Total long-lived assets	$ 11,382		$ 25,333